Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue, net
Operating expenses:
Research and development	145,611	225,191	523,347	783,340	1,605,547	2,280,933
General and administrative	1,869,598	2,133,167	5,257,015	6,425,154	8,521,103	6,457,860
Total operating expenses	2,015,209	2,358,358	5,780,362	7,208,494	(10,126,650)	(8,738,793)
Loss from operations	(2,015,209)	(2,358,358)	(5,780,362)	(7,208,494)	(10,126,650)	(8,738,793)
Other income (expense)
Interest income (expense)					138,118	(1,320,416)
Other (expense) income (Note 15)	(70,905)	17,620	(1,046,593)	94,492
FMV adjustment on contingent stock & warrants					169,583	5,392,911
FMV adjustment warrants	416,560	321,981	2,088,747	415,958
FMV adjustment warrants (Note 10)					169,583	5,211,911
Foreign currency	(15,506)	(3,587)	(31,566)	(41,955)	(52,689)	26,636
Total other income (expense)	330,149	336,014	1,010,588	468,495
Net loss Before Provision for Taxes					(9,871,638)	(4,639,662)
Deferred Tax Benefit					30,000
Net Loss	$ (1,685,060)	$ (2,022,344)	$ (4,769,774)	$ (6,739,999)	$ (9,841,638)	$ (4,639,662)
Net loss per share, basic	$ (1.27)	$ (3.77)	$ (4.53)	$ (13.01)	$ (0.76)	$ (0.57)
Net loss per share, diluted	$ (1.27)	$ (3.77)	$ (4.53)	$ (13.01)	$ (0.76)	$ (0.57)
Weighted average shares used to compute net loss per share, basic	1,331,891	536,886	1,053,259	518,166	13,032,717	8,100,410
Weighted average shares used to compute net loss per share, diluted	1,331,891	536,886	1,053,259	518,166	13,032,717	8,100,410